Goodwill, Spectrum Licenses and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Spectrum Licenses
The following table summarizes our spectrum license activity:

(in millions)	December 31, 2016	December 31, 2015
Spectrum licenses, beginning of year	$23,955	$21,955
Spectrum license acquisitions	3,334	2,615
Spectrum licenses transferred to held for sale	(324)	(727)
Costs to clear spectrum	49	112
Spectrum licenses, end of year	$27,014	$23,955

Schedule of Other Intangible Assets
The components of intangible assets were as follows:

	Useful Lives	December 31, 2016			December 31, 2015
(in millions)		Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists	Up to 6 years	$1,104	$(894)	$210	$1,104	$(719)	$385
Trademarks and patents	Up to 12 years	303	(156)	147	300	(115)	185
Other	Up to 28 years	50	(31)	19	51	(27)	24
Other intangible assets		$1,457	$(1,081)	$376	$1,455	$(861)	$594

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated aggregate future amortization expense for intangible assets subject to amortization are summarized below:

(in millions)	Estimated Future Amortization
Year Ending December 31,
2017	$163
2018	104
2019	52
2020	34
2021	14
Thereafter	9
Total	$376